FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Total operating expenses	$ (137,220)	$ (367,296)	$ (45,790)
Loss from operations	783,430	3,040,626	1,051,418
Income tax expense	165,588	577,247	170,101
Net income attributable to Daqo New Energy Corp. ordinary shareholders	429,545	1,819,801	748,924
Other comprehensive income (loss):
Comprehensive income	310,034	1,567,001	794,084
Parent Company
Operating expenses:
General and administrative	(142,232)	(295,431)	(11,292)
Total operating expenses	(142,232)	(295,431)	(11,292)
Loss from operations	(142,232)	(295,431)	(11,292)
Interest income, net	3,835	144
Income tax expense	(9,020)	(79,945)
Net loss before share of results of subsidiaries	(147,417)	(375,232)	(11,292)
Equity in earnings of subsidiaries	576,962	2,195,033	760,216
Net income attributable to Daqo New Energy Corp. ordinary shareholders	429,545	1,819,801	748,924
Other comprehensive income (loss):
Foreign currency translation adjustments, net of tax of nil	(119,511)	(252,800)	45,160
Total other comprehensive income (loss):	(119,511)	(252,800)	45,160
Comprehensive income	$ 310,034	$ 1,567,001	$ 794,084